Form N-1A Cover	Oct. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE GROWTH FUND OF AMERICA
Entity Central Index Key	0000044201
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 30, 2026
Prospectus Date	Nov. 01, 2026